Available-for-Sale Debt Securities (Tables)	12 Months Ended
Mar. 31, 2026
Investments, Debt and Equity Securities [Abstract]
Summary of Investments in Debt Securities
Investments in debt securities are as follows:

	Year ended March 31, 2026
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(In million)	(In million)	(In million)	(In million)
Available-for-sale debt securities:
U.S. government bonds	$1,273.1	$0.6	$(0.9)	$1,272.8
UK government bonds	1,070.5	0.1	(7.2)	1,063.4
Other foreign bonds	1,699.9	0.2	(4.6)	1,695.5
Corporate debt securities	551.7	—	(0.7)	551.0

Total Available-for-sale debt securities	$4,595.2	$0.9	$(13.4)	$4,582.7

	Year ended March 31, 2025
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(In million)	(In million)	(In million)	(In million)
Available-for-sale debt securities:
U.S. government bonds	$1,690.9	$3.5	$(5.4)	$1,689.0
UK government bonds	1,088.9	0.7	(7.8)	1,081.8
Other foreign bonds	2,538.1	4.5	(15.8)	2,526.8
Corporate debt securities	717.5	0.1	(1.6)	716.0

Total Available-for-sale debt securities	$6,035.4	$8.8	$(30.6)	$6,013.6

Summary of Amortized Cost and Fair Value of Securities
The amortized cost and
fair
value of securities
available-for-sale
at March 31, 2026, by contractual maturity, are shown below.

	Amortized cost	Fair value

	(In million)	(In million)
Within one year	$3,632.8	$3,630.4
Due after one year through five years	962.4	952.3

Total Available-for-sale debt securities	$4,595.2	$4,582.7

Summary of Proceeds from Sales, Maturities, Principal Payments Received and Net Realized Gains/(losses)
Proceeds from sales, maturities, principal payments received and net realized gains/(losses) on available-for-sale
debt securities were as follows for the years ended March 31:

	Year ended March 31,
	2026	2025	2024
	(In million)	(In million)	(In million)
Proceeds from sales, maturities and principal payments received	$10,807.3	$7,514.7	$11,823.7
Gross realized gains	45.2	10.4	44.2
Gross realized losses	(37.6)	(52.9)	(47.9)

Net realized gains/(losses)	$7.6	$(42.5)	$(3.7)

Summary of Unrealized Loss Position
The following tables summarize all
available-for-sale
debt securities in an unrealized loss position for which an allowance for credit losses has not been recorded as at March 31, 2026 and 2025, aggregated by major security type and by length of time such securities have continuously been in an unrealized loss position:

		Less than 12 months		12 months or longer		Total
	Number of securities	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss
		(In million)		(In million)		(In million)
March 31, 2026
U.S. government bonds	26	$563.2	$(0.9)	$—	$—	$563.2	$(0.9)
UK government bonds	15	728.5	(2.3)	96.1	(4.9)	824.6	(7.2)
Other foreign bonds	67	1,261.1	(4.6)	—	—	1,261.1	(4.6)
Corporate debt securities	51	514.4	(0.7)	—	—	514.4	(0.7)

Balance at March 31, 2026	159	$3,067.2	$(8.5)	$96.1	$(4.9)	$3,163.3	$(13.4)

		Less than 12 months		12 months or longer		Total
	Number of securities	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss
		(In millions)		(In millions)		(In millions)
March 31, 2025
U.S. government bonds	46	$569.3	$(5.4)	$—	$—	$569.3	$(5.4)
UK government bonds	15	166.9	(0.3)	91.7	(7.5)	258.6	(7.8)
Other foreign bonds	97	1,203.4	(9.9)	282.4	(5.9)	1,485.8	(15.8)
Corporate debt securities	38	307.2	(1.6)	—	—	307.2	(1.6)

Balance at March 31, 2025	196	$2,246.8	$(17.2)	$374.1	$(13.4)	$2,620.9	$(30.6)